INCOME TAX AND SOCIAL CONTRIBUTION - Summary of Reconciliation of Income Tax And Social Contribution (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income (loss) before income tax and social contribution		R$ (7,297)	R$ (388,935)	R$ 304,566
Taxes on Company formation				206,592
Income (loss) before income tax and social contribution	[1]	(7,297)	(388,935)	511,158
Income tax and social contribution at the rate		2,481	132,238	(173,794)
Benefit of expenses with research and technological innovation		26,277	23,033	19,228
Tax incentives			10,018	12,457
Investment subsidies	[2]	469,863	128,173	24,864
Effect from differences of tax rates of entities abroad		(139,924)	(166,394)	26,907
Taxation of profits of foreign subsidiaries		(77,072)	(56,194)	(60,305)
Deferred income tax recognized (not recognized) from tax losses carryforward	[3]	888,900	(104,160)	(8,893)
Tax benefits of interest on own equity (IOE)			10,275	37,628
Exercise of purchase options and restricted share plans		(57,526)	(9,770)	9,697
Non-Deductible donation and contribution			(12,509)	(4,136)
United Kingdom Tax Law rate change (c)	[4]	(180,174)	(63,428)
Withholding Taxes			(63,754)
Transfer pricing adjustments		(36,807)	(67,529)	(1,156)
Other permanent differences		151,968	(34,743)	(31,596)
Income tax and social contribution revenue (expenses)		1,047,986	(274,744)	(149,099)
Income tax and social contribution - current		(923,476)	(292,828)	(94,780)
Income tax and social contribution - deferred		R$ 1,971,462	R$ 18,084	R$ (54,319)
Effective Rate		(14.362%)	(70.60%)	29.20%
Income tax and social contribution, applicable tax rate		34.00%

[1]	At consolidated level, income (loss) before income tax and social contribution included the losses with discontinued operations.
[2]	The Company has tax incentives arising from its ordinary operations (Investment subsidies).
[3]	As of December 31, 2021, the Company had balances of deferred income tax asset on tax losses in the amount of R$12.3 billion (R$13.3 billion as of December 31, 2020) which do not expire and had not been recognized in accounting books due to historical analyses of recoverability in the respective operations. Of these amounts, R$8.2 billion are from the subsidiary Natura &Co Luxembourg Holdings S.á.r.l.
[4]	During 2021 and 2020, the income tax rate in the UK was changed. In 2021, the enacted tax rate increased from 19% to 25% (17% to 19% in 2020) which resulted in an increase in the Company’s deferred tax liabilities associated with UK. Such increase was accrued through deferred income tax expense during 2021 and 2020.